Accrued expenses and other liabilities	12 Months Ended
Mar. 31, 2021
Accrued expenses and other liabilities
Accrued expenses and other liabilities

12.         Accrued expenses and other liabilities

	At March 31,
	2021	2020	2019
	€M	€M	€M
Accruals	887.3	1,553.1	320.8
Indirect tax and duties	96.7	489.8	709.0
Unearned revenue (contract liabilities)	290.9	546.5	1,962.3
	1,274.9	2,589.4	2,992.1

Contract liabilities comprises:
	At March 31,
	2021	2020	2019
	€M	€M	€M
Opening contract liabilities	546.5	1,962.3	1,408.3
IFRS 15 transition adjustment	—	—	287.0
Revenue deferred during the year	1,248.0	6,107.2	6,914.9
Revenue recognized during the year	(1,503.6)	(7,523.0)	(6,647.9)
Closing contract liabilities	290.9	546.5	1,962.3

Indirect tax and duties comprise:

	At March 31,
	2021	2020	2019
	€M	€M	€M
PAYE (payroll taxes)	11.2	25.3	20.1
Other tax (principally air passenger duty in various countries)	85.5	464.5	688.9
	96.7	489.8	709.0